Basic and Diluted Income (Loss) per Common Share - Summary of Potentially Dilutive Securities Excluded From Computation of Diluted Weighted Average Shares Outstanding (Detail) - shares	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Series A Founder Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted average shares outstanding	1,600,000	1,600,000	1,600,000
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted average shares outstanding	16,675,000	16,674,700	16,675,000
Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted average shares outstanding	125,000	3,326,900	2,813,000
Restricted Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted average shares outstanding	345,875	95,292	261,429
LTIP
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted average shares outstanding	6,786,033	6,786,033	6,786,033